Deposits - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deposits From Banking Clients [Line Items]
Time deposits, including certificates of deposit issued in amounts of 10 million Yen or more	¥ 648,697	¥ 617,235